Employee Benefit Plans (Details) - Benson Hill, Inc $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) plan	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of qualified plans | plan	2
Pretax or post-tax annual compensation (in percentage)	5.00%	3.00%
Employee benefit contribution expense | $	$ 912	$ 368	$ 184